Quarterly Holdings Report
for

Fidelity® Municipal Income 2021 Fund

September 30, 2020

M21-QTLY-1120
1.932723.109

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.2%
	Principal Amount	Value
Alabama - 3.4%
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 2/1/21	1,000,000	1,013,487
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/21	500,000	507,185

TOTAL ALABAMA		1,520,672

Arizona - 3.5%
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A, 5% 7/1/21 (a)	1,000,000	1,030,222
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	310,676
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	240,000	250,481

TOTAL ARIZONA		1,591,379

California - 3.6%
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 B, 5% 7/1/21 (a)	465,000	480,156
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2011 C, 5% 5/1/21 (Escrowed to Maturity) (a)	500,000	513,739
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/21	600,000	618,271

TOTAL CALIFORNIA		1,612,166

Connecticut - 2.7%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/21	500,000	514,849
Connecticut Health & Edl. Facilities Auth. Rev.:
Series K1, 5% 7/1/21	$500,000	$509,439
Series K3, 5% 7/1/21	210,000	213,965

TOTAL CONNECTICUT		1,238,253

Florida - 6.1%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	517,871
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	439,863
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/21	750,000	777,153
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,030,735

TOTAL FLORIDA		2,765,622

Georgia - 1.7%
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	697,761
Series 2011 B, 5% 1/1/21	85,000	85,956

TOTAL GEORGIA		783,717

Illinois - 8.3%
Chicago Midway Arpt. Rev. Series 2013 B, 5% 1/1/21	400,000	404,095
Chicago O'Hare Int'l. Arpt. Rev. Series 2015 B, 5% 1/1/21	465,000	469,972
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/21	200,000	205,779
Illinois Fin. Auth. Rev.:
(OSF Healthcare Sys.) Series 2018 A, 5% 5/15/21	300,000	307,616
Series 2016, 5% 5/15/21	200,000	205,077
Illinois Gen. Oblig.:
Series 2012, 5% 3/1/21	500,000	505,910
Series 2013, 5% 7/1/21	510,000	520,969
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,015,174
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/21	50,000	51,626
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5.25% 6/1/21	60,000	61,886

TOTAL ILLINOIS		3,748,104

Indiana - 2.5%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	202,356
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/21 (a)	500,000	505,005
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	310,907
Whiting Envir. Facilities Rev. (BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	100,000	101,245

TOTAL INDIANA		1,119,513

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 4% 7/1/21	100,000	101,751
Massachusetts - 0.6%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/21	250,000	257,270
Michigan - 7.0%
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/21	500,000	513,620
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/21	180,000	184,551
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	207,097
Michigan Fin. Auth. Rev. Series 2015 D1, 5% 7/1/21	500,000	517,832
Michigan Hosp. Fin. Auth. Rev. Series 2012 A, 5% 6/1/21	300,000	308,873
Milan Area Schools Series 2019, 5% 5/1/21	305,000	313,163
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/21	220,000	226,189
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	770,073
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/21	100,000	103,328

TOTAL MICHIGAN		3,144,726

Minnesota - 1.6%
Maple Grove Health Care Sys. Rev. ( North Memorial Med. Ctr., Proj.) Series 2015, 4% 9/1/21	400,000	410,146
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	315,000	321,345

TOTAL MINNESOTA		731,491

Missouri - 0.2%
Saint Louis Arpt. Rev. Series 2017 A, 5% 7/1/21 (FSA Insured)	100,000	103,282
Nevada - 8.1%
Clark County Arpt. Rev.:
Series 2017 C, 5% 7/1/21 (a)	2,725,000	2,812,562
Series 2018 A, 5% 7/1/21	250,000	258,225
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	258,042
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	307,107

TOTAL NEVADA		3,635,936

New Jersey - 16.2%
Bayonne Gen. Oblig. Series 2016, 5% 7/1/21 (Build America Mutual Assurance Insured)	695,000	719,252
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	650,000	659,359
New Jersey Econ. Dev. Auth. Series NN, 5% 3/1/21	130,000	132,168
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5.5% 9/1/21 (Pre-Refunded to 9/1/21 @ 100)	325,000	331,090
Series 2015 XX:
5% 6/15/21	1,025,000	1,053,994
5.5% 9/1/21 (Pre-Refunded to 3/1/21 @ 100)	905,000	925,217
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	553,652
Series 2013 A, 5% 7/1/21 (Escrowed to Maturity)	100,000	103,559
New Jersey Edl. Facility (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/21	490,000	502,945
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2011, 5% 7/1/21	1,000,000	1,035,896
Series 2017 A, 5% 7/1/21	170,000	175,528
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/21	250,000	257,036
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	102,305
Series 2011 B, 5% 6/15/21	750,000	771,215

TOTAL NEW JERSEY		7,323,216

New York - 3.7%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	516,795
New York Dorm. Auth. Rev.:
Series 2014, 5% 7/1/21	335,000	346,535
Series 2019 A, 5% 5/1/21	500,000	512,343
Series 2020 A, 5% 7/1/21	100,000	103,443
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	206,503

TOTAL NEW YORK		1,685,619

Ohio - 2.3%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/21	1,000,000	1,028,897
Oregon - 2.5%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/21	230,000	232,216
Port of Portland Arpt. Rev.:
Series 22, 5% 7/1/21 (a)	650,000	669,496
Series 26 C, 5% 7/1/21 (a)	200,000	205,999

TOTAL OREGON		1,107,711

Pennsylvania - 5.5%
Berks County Muni. Auth. Rev. (Tower Health Proj.) Series 2020 A, 5% 2/1/21	400,000	403,745
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/21	200,000	205,779
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	690,423
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	509,225
Pennsylvania Econ. Dev. Fing. Auth. Series 2020 A, 5% 4/15/21	100,000	102,444
Philadelphia Arpt. Rev. Series 2011 A, 5% 6/15/21 (a)	45,000	46,363
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	515,402

TOTAL PENNSYLVANIA		2,473,381

Pennsylvania, New Jersey - 0.7%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	336,716
South Dakota - 0.6%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2017, 5% 7/1/21	255,000	263,487
Tennessee - 1.1%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 4% 4/1/21	500,000	506,719
Texas - 7.2%
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/21	250,000	258,589
Series 2018 C, 5% 7/1/21 (a)	1,000,000	1,032,516
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	409,430
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	517,025
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	515,930
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21 (Escrowed to Maturity)	500,000	517,602

TOTAL TEXAS		3,251,092

Virginia - 0.8%
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/21	250,000	253,905
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/21	110,000	113,285

TOTAL VIRGINIA		367,190

Washington - 2.5%
Clark County Pub. Util. District #1 Wtr. Series 2017, 5% 1/1/21	240,000	242,875
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	683,087
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	199,708

TOTAL WASHINGTON		1,125,670

Wisconsin - 2.6%
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2016, 2%, tender 6/1/21 (a)(b)	500,000	504,629
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	100,000	103,328
Series 2014, 5% 5/1/21	540,000	552,787

TOTAL WISCONSIN		1,160,744

TOTAL MUNICIPAL BONDS
(Cost $42,551,824)		42,984,324
	Shares	Value

Money Market Funds - 3.5%
Fidelity Municipal Cash Central Fund .16% (c)
(Cost $1,587,000)	1,586,841	1,587,000
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $44,138,824)		44,571,324
NET OTHER ASSETS (LIABILITIES) - 1.3%		585,296
NET ASSETS - 100%		$45,156,620

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$458
Total	$458

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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